Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses [Abstract]
Other Expenses

Note Q: Other Expenses

In 2011, the Corporation incurred business development costs of $18,575,000, which decreased net earnings for 2011 by $11,409,000, or $0.25 per diluted share.

During 2011, the Corporation incurred early retirement and severance expenses totaling $4,414,000, or $0.06 per diluted share. These nonrecurring charges are included in selling, general and administrative expenses in the consolidated statement of earnings.

In January 2010, the Missouri Supreme Court declined to accept the appeal on a matter pending between the Corporation and the City of Greenwood, Missouri. The Corporation recorded an $11,900,000 legal reserve for the West Group as of December 31, 2009. This noncash charge, which was included in other operating income and expenses, net, in the consolidated statement of earnings for the year ended December 31, 2009, decreased net earnings for 2009 by $8,000,000, or $0.18 per diluted share.

In June 2010, the Corporation settled legal proceedings relating to its Greenwood, Missouri, operation for approximately $7,000,000 in cash. In connection with the settlement, the Corporation reversed the excess of the legal reserve established as of December 31, 2009, thereby increasing net earnings for 2010 by $2,751,000, or $0.06 per diluted share.